GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
GEOGRAPHICAL INFORMATION
Schedule of geographical information

As at and for the year ended December 31, 2015 ($ thousands)	Canada	U.S.	Total

Oil and natural gas sales	$369,559	$514,833	$884,392
Property, plant and equipment	435,604	750,669	1,186,273
Deferred income tax asset	157,356	358,729	516,085
Goodwill	451,121	206,710	657,831

As at and for the year ended December 31, 2014 ($ thousands)	Canada	U.S.	Total

Oil and natural gas sales	$689,135	$837,059	$1,526,194
Property, plant and equipment	1,028,436	1,624,629	2,653,065
Deferred income tax asset	104,752	192,560	297,312
Goodwill	451,121	173,269	624,390

As at and for the year ended December 31, 2013 ($ thousands)	Canada	U.S.	Total

Oil and natural gas sales	$676,502	$675,970	$1,352,472
Property, plant and equipment	1,081,259	1,360,095	2,441,354
Deferred income tax asset	169,853	243,034	412,887
Goodwill	451,121	158,854	609,975